FINANCE COSTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
FINANCE COSTS
9.	FINANCE COSTS

	2026	2025	2024
	HK$	HK$	HK$

Interest on bank borrowings	305,133	98,570	123,841
Interest on other borrowings	261,449	2,330,010	2,330,008
Interest on lease liabilities	9,780	16,621	58,174

Total	576,362	2,445,201	2,512,023

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)